Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies [Abstract]
Notice period for cancellation of rental contract	12 months
Contractual capital commitments	SFr 43,279	SFr 47,568
Within 1 Year
Commitments and contingencies [Abstract]
Contractual capital commitments	27,554	21,746
1-3 years
Commitments and contingencies [Abstract]
Contractual capital commitments	11,652	16,920
3-5 years
Commitments and contingencies [Abstract]
Contractual capital commitments	4,008	7,632
More Than 5 Years
Commitments and contingencies [Abstract]
Contractual capital commitments	SFr 65	SFr 1,270